CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Q1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,262,000)	$ (2,866,000)	$ (13,076,000)	$ (5,750,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	66,000	59,000	259,000	173,000
Discount amortization on convertible note	259,000	0	304,000	0
Stock-based compensation expense	162,000	181,000	1,226,000	595,000
Bad debt expense	169,000	33,000	1,474,000	216,000
Forgiveness of PPP Loan			0	(781,000)
Accrued interest on convertible notes	22,000	89,000	26,000	0
Amortization of operating lease right of use assets	123,000	0	318,000
Change in fair value of warrants	153,000	0	(4,158,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(448,000)	367,000	(1,317,000)	(2,119,000)
Prepaid expenses and other current assets	474,000	(453,000)	(578,000)	(740,000)
Contract assets	10,000	61,000	31,000	(98,000)
Accounts payable and other liabilities	363,000	95,000	1,450,000	704,000
Operating lease liabilities	(126,000)	0	(318,000)
Deferred payroll tax credits	1,442,000	0
Related party payable			0	(51,000)
Related party receivable			0	77,000
Deferred revenue	(28,000)	35,000	(159,000)	(110,000)
Net cash provided by (used in) operating activities	379,000	(2,399,000)	(14,518,000)	(7,884,000)
Cash flows from investing activities:
Business combination, net of cash acquired			0	(122,000)
Purchase of convertible note	(3,000)	0	(259,000)	0
Purchases of property and equipment	(9,000)	(73,000)	(154,000)	(252,000)
Net cash used in investing activities	(12,000)	(73,000)	(413,000)	(374,000)
Cash flows from financing activities:
Business combination, net of transaction cost			10,110,000	0
Proceeds from convertible notes	0	7,000,000	7,000,000	0
Repayment of convertible notes	(1,457,000)	0	(1,000,000)	0
Proceeds from exercise of stock options	113,000	6,000	140,000	38,000
Net cash (used in) provided by financing activities	(1,344,000)	7,006,000	16,250,000	38,000
Net increase (decrease) in cash and cash equivalents	(977,000)	4,534,000	1,319,000	(8,220,000)
Cash and cash equivalents at beginning of period	3,546,000	2,227,000	2,227,000	10,447,000
Cash and cash equivalents at end of period	2,569,000	6,761,000	3,546,000	2,227,000
Supplemental cash flows disclosures
Interest paid	$ 132,000	$ 0	$ 330,000	$ 0